Vessel Revenue, net and Voyage Expenses, Income Derived from Charters (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Vessel Revenue [Abstract]
Vessel revenues, net of commissions	$ 23,041	$ 12,832
Time Charter [Member]
Vessel Revenue [Abstract]
Vessel revenues, net of commissions	$ 23,041	$ 12,832